Goodwill and Intangible Assets - Summary of identifiable intangible assets (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 60,781	$ 60,781
Accumulated amortization	29,330	28,328
Intangibles, net	31,451	32,453
Patent rights
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	32,630	32,630
Accumulated amortization	18,314	17,770
Intangibles, net	14,316	14,860
Acquired technology
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	21,940	21,940
Accumulated amortization	9,509	9,143
Intangibles, net	12,431	12,797
Acquired licenses
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	5,711	5,711
Accumulated amortization	1,007	915
Intangibles, net	4,704	4,796
Assembled workforce
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	500	500
Accumulated amortization	500	500
Intangibles, net	$ 0	$ 0